Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - Foreign exchange risk - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	6.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	4.00%
Decrease in equity due to sensitivity to foreign exchange movements	€ 154	€ 267
Percentage of reasonably possible increase in risk assumption	10.00%	12.00%
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	2.00%
US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in equity due to sensitivity to foreign exchange movements	€ 73	€ 204
Percentage of reasonably possible increase in risk assumption	3.00%	5.00%